Form N-1A Supplement	Apr. 01, 2025
Global X Funds | Global X CleanTech ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GLOBAL X FUNDS
(THE “TRUST”)

Global X CleanTech ETF (CTEC)

SUPPLEMENT DATED FEBRUARY 9, 2026
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED APRIL 1, 2025 FOR THE ABOVE SERIES OF THE TRUST (THE “FUND”), AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Fund’s Summary Prospectus, Statutory Prospectus and/or SAI, as applicable.

As of the close of business on April l, 2026 (the "Effective Date"), the following changes will occur, subject to further updates:

1. The Fund’s name will be replaced with the new name as set forth in the table below.

Current Fund Name	New Fund Name as of April 1, 2026
Global X CleanTech ETF	Global X ClimateTech ETF

2. The name of the Underlying Index has been changed from the Indxx Global CleanTech Index to the Indxx Global ClimateTech Index.

3. All references to "CleanTech" are hereby replaced with references to "ClimateTech".

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE